Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurement
$ in Millions
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Private equity including strategic investments | Minimum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0
Private equity including strategic investments | Maximum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	277
– equity-linked notes | Minimum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
– equity-linked notes | Maximum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.77	1.54
– Foreign exchange (‘FX’)-linked notes | Minimum | FX volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01
– Foreign exchange (‘FX’)-linked notes | Maximum | FX volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.38	0.34
– equity-linked notes | Minimum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.27	0.34
– equity-linked notes | Maximum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1	1
Other Derivative Liabilities, Securitisation Swaps [Member] | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05
Other Derivative Liabilities, Securitisation Swaps [Member] | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.10
long-dated swaptions | Minimum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.07	0.11
long-dated swaptions | Maximum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.26	0.37
FX options | Minimum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01
FX options | Maximum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.32	0.31
long-dated single stock options | Minimum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
long-dated single stock options | Maximum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.33	1.10
– repurchase agreements | Minimum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.03
– repurchase agreements | Maximum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.08	0.08
– bonds | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– bonds | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	103	101
Private equity including strategic investments | Minimum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0
Private equity including strategic investments | Maximum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	277
– collateralised loan/debt obligation | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– collateralised loan/debt obligation | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	96	94
– other ABSs | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– other ABSs | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	246	220
– equity-linked notes | Minimum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.06
– equity-linked notes | Minimum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.27	0.34
– equity-linked notes | Maximum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.77	1.54
– equity-linked notes | Maximum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1	1
securitisation swaps | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
securitisation swaps | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10
Other Derivative Assets, Long-Dated Swaptions [Member] | Minimum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.07	0.11
Other Derivative Assets, Long-Dated Swaptions [Member] | Maximum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.26	0.37
FX options | Minimum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
FX options | Maximum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.32	0.31
long-dated single stock options | Minimum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.06
long-dated single stock options | Maximum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.33	1.10
– repurchase agreements | Minimum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.03
– repurchase agreements | Maximum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.08	0.08
– bonds | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– bonds | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	103	101
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 30,626	$ 28,781
Financial liabilities	15,770	13,975
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,094
Financial liabilities	994
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	373
Financial liabilities	411
Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	681
Financial liabilities	1,396
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	363
Financial liabilities	680
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12,050	10,331
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,929
Level 3 | – Foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,521
Level 3 | Structured Notes, Other Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,600
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,481	2,569
Level 3 | Other Derivative Liabilities, Securitisation Swaps [Member] | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	119
Level 3 | long-dated swaptions | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	71
Level 3 | – other | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	804
Level 3 | – other | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	42
Level 3 | – other | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	491
Level 3 | – other | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	680
Level 3 | FX options | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	369
Level 3 | long-dated single stock options | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	905
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	238	1,074
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	116
Level 3 | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	121
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,665	18,154
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	543	445
Level 3 | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	462
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	$ 3
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | – Foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Structured Notes, Other Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,511
Level 3 | securitisation swaps | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	152
Level 3 | Other Derivative Assets, Long-Dated Swaptions [Member] | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66
Level 3 | other | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	876
Level 3 | other | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	61
Level 3 | other | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	212
Level 3 | other | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	363
Level 3 | FX options | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	312
Level 3 | long-dated single stock options | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	469
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,904
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	949
Level 3 | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,383
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 3,572